Capital management (Details)	Mar. 31, 2024	Dec. 31, 2023
Capital management
Total equity in % of total assets (equity ratio)	44.10%	43.70%
Debt and lease liabilities (including amounts directly associated with assets held for sale) in % of total assets	35.50%	35.90%